Note 37	6 Months Ended
Jun. 30, 2024
Income And Expenses From Insurance And Reinsurance Contracts [Abstract]
Disclosure of Income and Expenses From Insurance and Reinsurance Contracts [Text Block]	Income and expense from insurance and reinsurance contracts
The detail of the headings “Income and expense from insurance and reinsurance contracts” in the condensed consolidated income statements is as follows:

Income and expense from insurance and reinsurance contracts (Millions of Euros)
	June 2024	June 2023
Income from insurance and reinsurance contracts	1,800	1,645
Expense from insurance and reinsurance contracts	(1,066)	(1,065)
Total	734	580